Provisions - Maximum exposure to credit risk - Undrawn credit lines (Details) - Undrawn credit lines [Member] - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Normal	$ 7,858,902	$ 7,756,251
Substandard	1,468	1,502
Non-complying	9,890	11,572
Total	7,870,260	7,769,325	$ 7,240,406
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Normal	1,135,118	1,279,611
Substandard
Non-complying
Total	1,135,118	1,279,611	1,199,593
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Normal	6,434,148	5,512,504
Substandard
Non-complying
Total	6,434,148	5,512,504	5,086,210
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Normal	81,990	177,084
Substandard	1,468	1,502
Non-complying
Total	83,458	178,586	147,053
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Normal	207,646	786,603
Substandard
Non-complying		60
Total	207,646	786,663	794,449
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying	359	328
Total	359	328	411
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Normal		449
Substandard
Non-complying	9,531	11,184
Total	$ 9,531	$ 11,633	$ 12,690